Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Tax Rates Relevant to the Company's Israeli Subsidiary	Presented hereunder are the tax rates relevant to the Company’s Israeli subsidiaries:
2021 - 23%
2020 - 23%

Schedule of Components of Loss From Continuing Operations, Before Income Taxes
c.	U.S. and foreign components of loss from continuing operations, before income taxes consisted of:

	December 31,
	2021	2020
U.S	(3,802)	(2,334)
Non-U.S. (foreign)	(6,718)	(3,823)
	(10,520)	(6,157)

Schedule of Deferred Tax Assets

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Operating loss carryforwards	20,238	18,177
Warrants and options	126	98
Marketable securities	377	367
Other temporary differences	341	326

Deferred tax assets before valuation allowance	21,082	18,968
Valuation allowance	(21,082)	(18,968)

Net deferred tax asset	-	-

Schedule of Reconciliation of Valuation Allowance

The following table presents a reconciliation of the beginning and ending valuation allowance:

	December 31,
	2021	2020
Balance at beginning of the year	18,968	17,210
Additions in valuation allowance to the income statement	1,625	991
Additions in valuation allowance due to exchange rate differences	489	767
Balance at end of the year	21,082	18,968

Schedule of Components of Income Tax Expenses Benefits

The following presents the adjustment between the theoretical tax amount and the tax amount included in the financial statements:

	December 31,
	2021	2020

Loss before income taxes	10,520	6,157
Statutory tax rate	21%	21%
Computed “expected” tax income	2,209	1,293
Foreign tax rate differences and exchange rate differences	131	65
Nondeductible expenses	(715)	(367)
Change in valuation allowance	(1,625)	(991)
Taxes on income	-	-